Document And Entity Information	Mar. 07, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 07, 2025
Entity Registrant Name	Iterum Therapeutics plc
Entity Central Index Key	0001659323
Entity Emerging Growth Company	false
Entity File Number	001-38503
Entity Incorporation, State or Country Code	L2
Entity Tax Identification Number	00-0000000
Entity Address, Address Line One	3 Dublin Landings
Entity Address, Address Line Two	North Wall Quay
Entity Address, City or Town	Dublin 1
Entity Address, Country	IE
Entity Address, Postal Zip Code	Not applicable
City Area Code	+353
Local Phone Number	1 6694820
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Ordinary Shares, par value $0.01 per share
Trading Symbol	ITRM
Security Exchange Name	NASDAQ